CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOW FROM OPERATING ACTIVITIES
Net income	¥ 112,434,512	$ 15,403,464	¥ 60,026,544	¥ 31,538,062
Adjustments to reconcile net income to net cash provided by operating activities:
Interest expenses			43,987	51,655
Allowance for credit losses	329,902	45,196	265,159	118,384
Depreciation and amortization	708,763	97,100	786,235	2,224,169
Deferred income tax, net	222,176	30,438	801,100	(1,028,586)
Amortization of right-of-use assets	1,932,124	264,700	1,101,970	510,915
Interest and investment gain, net	(2,827,453)	(387,359)	(1,354,785)	(606,447)
Loss on disposal of property and equipment	3,858	529	1,755	10,697
Share-based compensation	9,883,564	1,354,043	7,078,794	7,718,365
Foreign exchange loss/(gain)	(587,866)	(80,537)	(35,721)	149,710
Share of results of equity investees	(17,225)	(2,360)	4,707	155,285
Fair value change of investments	(6,816,454)	(933,850)	(1,013,475)	242,236
Changes in operating assets and liabilities:
Receivables from online payment platforms	48,814	6,687	(3,326,421)	86,041
Amounts due from related parties	(141,110)	(19,332)	(1,096,240)	(2,068,675)
Prepayments and other current assets	(782,012)	(107,135)	(2,121,308)	758,282
Customer advances and deferred revenues	802,431	109,933	754,955	222,891
Amounts due to related parties	(436,917)	(59,857)	(437,615)	(286,616)
Payable to merchants	16,885,188	2,313,261	11,623,138	749,373
Accrued expenses and other liabilities	13,781,239	1,888,023	34,258,159	7,003,998
Merchant deposits	(418,146)	(57,286)	1,820,517	1,480,677
Lease liabilities	(1,879,851)	(257,539)	(977,788)	(487,068)
Short-term investments	(21,356,654)	(2,925,850)	(13,856,982)
Other non-current assets	160,409	21,976	(184,154)	(34,492)
Other non-current liabilities				(996)
Net cash generated from operating activities	121,929,292	16,704,245	94,162,531	48,507,860
CASH FLOW FROM INVESTING ACTIVITIES
Purchase of short-term time deposits, held to maturities and other investments	(210,272,769)	(28,807,251)	(147,131,673)	(160,414,453)
Proceeds from sales of short-term time deposits, held to maturities and other investments	147,287,723	20,178,334	130,317,231	141,928,351
Purchase of available-for-sale debt securities	(13,732,957)	(1,881,407)	(17,318,333)	(3,581,868)
Proceeds from sales of available-for-sale debt securities	1,140,417	156,236	4,206,359
Purchase of long-term time deposits, held to maturities and other investments	(43,847,005)	(6,007,015)	(25,051,222)	(6,795,838)
Proceeds from sales of long-term time deposits, held to maturities and other investments	2,000,000	273,999		7,137,814
Purchase of property, equipment and software and intangible assets	(967,137)	(132,497)	(583,879)	(635,716)
Proceeds from disposal of property and equipment	540	74	450	40
Others	35,152	4,816	129,789
Net cash used in investing activities	(118,356,036)	(16,214,711)	(55,431,278)	(22,361,670)
CASH FLOW FROM FINANCING ACTIVITIES
Repurchase of convertible bonds	(91)	(12)	(8,968,817)
Others	1,255	171	8,191	10,079
Net cash generated from/(used in) financing activities	1,164	159	(8,960,626)	10,079
Effect of exchange rate changes on cash, cash equivalents and restricted cash	840,096	115,093	(291,139)	100,177
Increase in cash, cash equivalents and restricted cash	4,414,516	604,786	29,479,488	26,256,446
Cash, cash equivalents and restricted cash at beginning of the year	121,779,905	16,683,779	92,300,417	66,043,971
Cash, cash equivalents and restricted cash at end of the year	126,194,421	17,288,565	121,779,905	92,300,417
Supplement disclosure of cash flow information:
Interest received	9,429,226	1,291,799	7,273,373	3,567,738
Income taxes paid	17,492,828	2,396,508	5,764,435	4,881,252
Supplement disclosure of non-cash operating activities:
Recognition of right-of-use assets and lease liabilities	2,968,352	406,663	3,918,460	1,068,063
Supplement disclosure of non-cash investing activities:
Purchase of property, equipment and software included in accrued expenses and other liabilities	¥ 43,725	$ 5,990	¥ 257,211	¥ 136,411